PROPERTY AND EQUIPMENT (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 1,199	$ 1,322